Statements of Operations (Sound Concepts Inc.) - USD ($)	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue, net			$ 6,000
Cost of revenue			8,000
Operating expenses:
Research and development			375,000
General and administrative			4,328,000
Total operating expenses			4,711,000
Other income (expense)			28,000
Net income (loss)			(7,266,000)
Sound Concepts, Inc. [Member]
Revenue, net	$ 11,708,000	$ 11,004,000	11,546,000	$ 12,680,000
Cost of revenue	6,584,000	6,221,000	6,293,000	8,613,000
Gross margin	5,124,000	4,783,000	5,253,000	4,067,000
Operating expenses:
Research and development	1,970,000	1,488,000	1,731,000	1,390,000
General and administrative	2,608,000	3,172,000	3,530,000	3,419,000
Total operating expenses	4,578,000	4,660,000	5,261,000	4,809,000
Income (loss) from operations	546,000	123,000	(8,000)	(742,000)
Other income (expense)	(13,000)	(2,000)	(7,000)	(3,000)
Net income (loss)	$ 533,000	$ 121,000	$ (15,000)	$ (745,000)